Long-Term Debt - Schedule of Future Maturities of Long-Term Debt (Details) $ in Millions	Dec. 31, 2023 USD ($) [1]
Debt Disclosure [Abstract]
2024	$ 9,613
2025	6,740
2026	3,996
2027	3,812
2028	1,053
Thereafter	$ 13,706

[1]	Amounts include imputed interest of $2 million related to finance leases.